UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Joho Capital, L.L.C.
Address: 55 East 59th Street
         15th Floor
         New York, New York  10022

13F File Number:  28-05521

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Timothy K. McManus
Title:     Chief Financial Officer (Joho Capital, L.L.C.)
Phone:     (212) 326-9560

Signature, Place, and Date of Signing:

     /s/ Timothy K. McManus     New York, New York     February 14, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     13

Form13F Information Table Value Total:     $615,930 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

* All of the investments reported on this Form 13F are held in the name of either Joho Fund, Ltd., Joho Partners, L.P., Joho Asia Growth Fund, Ltd., Joho Asia Growth Partners, L.P., Hollyhock, or Joho Family Fund, L.L.C. Joho Capital, L.L.C. and its affiliates have full investment discretion and voting authority.

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
7 DAYS GROUP HLDGS LTD         ADR              81783J101    19916   935034 SH       SOLE    NONE           935034        0        0
BAIDU INC                      SPON ADR REP A   056752108     2376    24610 SH       SOLE    NONE            24610        0        0
CHINA KANGHUI HLDGS            SPONSORED ADR    16890V100     8604   464838 SH       SOLE    NONE           464838        0        0
GOOGLE INC                     CL A             38259P508    34899    58755 SH       SOLE    NONE            58755        0        0
HOME INNS & HOTELS MGMT INC    SPON ADR         43713W107    24494   597993 SH       SOLE    NONE           597993        0        0
KT CORP                        SPONSORED ADR    48268K101    70501  3389483 SH       SOLE    NONE          3389483        0        0
LAUDER ESTEE COS INC           CL A             518439104   108332  1342408 SH       SOLE    NONE          1342408        0        0
MINDRAY MEDICAL INTL LTD       SPON ADR         602675100    41175  1559666 SH       SOLE    NONE          1559666        0        0
NEW ORIENTAL ED & TECH GRP I   SPON ADR         647581107   168145  1597881 SH       SOLE    NONE          1597881        0        0
NVIDIA CORP                    COM              67066G104     3892   252700 SH       SOLE    NONE           252700        0        0
RDA MICROELECTRONICS INC       SPONSORED ADR    749394102    14441   990479 SH       SOLE    NONE           990479        0        0
TAL ED GROUP                   ADS REPSTG COM   874080104    12781   793868 SH       SOLE    NONE           793868        0        0
YAHOO INC                      COM              984332106   106374  6396485 SH       SOLE    NONE          6396485        0        0